                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-7388
                                   --------

The Value Line Emerging Opportunities Fund, Inc.
------------------------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R. Anastasio
--------------------
(Name and address of agent for service)

Registrant's telephone number, including area code:  212-907-1500
                                                     ------------

Date of fiscal year end: March 31,2008
                         -------------

Date of reporting period: June 30, 2007
                          -------------

ITEM 1: SCHEDULE OF INVESTMENTS.

        A copy of Schedule of Investments for the period ended 6/30/07 is included with this Form.

Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)                                JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

    COMMON STOCKS  (91.7%)

               ADVERTISING  (1.4%)

    109,000    aQuantive, Inc. *                                   $ 6,954,200
     64,000    Focus Media Holding Ltd. ADR *                        3,232,000
     23,850    Harte-Hanks, Inc.                                       612,468
     25,500    R.H. Donnelley Corp. *                                1,932,390
                                                                   -----------
                                                                    12,731,058

               AEROSPACE/DEFENSE  (3.3%)
     30,000    AAR Corp. *                                             990,300
     25,000    Alliant Techsystems, Inc. *                           2,478,750
     57,400    Armor Holdings, Inc. *                                4,986,338
    130,000    BE Aerospace, Inc.   *                                5,369,000
     53,845    DRS Technologies, Inc.                                3,083,703
     50,200    Esterline Technologies Corp. *                        2,425,162
      2,000    Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR      105,380
     33,000    HEICO Corp.                                           1,388,640
     54,025    Moog, Inc. Class A *                                  2,383,043
     13,000    Orbital Sciences Corp. *                                273,130
     24,800    Precision Castparts Corp.                             3,009,728
     67,700    Teledyne Technologies, Inc. *                         3,110,815
                                                                   -----------
                                                                    29,603,989

               AIR TRANSPORT  (0.3%)
     17,000    Copa Holdings S.A. Class A                            1,143,080
     60,600    UTI Worldwide, Inc.                                   1,623,474
                                                                   -----------
                                                                     2,766,554

               APPAREL  (1.9%)
     42,600    Carter's, Inc. *                                      1,105,044
     70,000    Gildan Activewear, Inc. Class A *                     2,400,300
    166,000    Guess?, Inc.                                          7,974,640
     79,000    Phillips-Van Heusen Corp.                             4,785,030
     15,000    Warnaco Group, Inc. (The) *                             590,100
                                                                   -----------
                                                                    16,855,114

               AUTO & TRUCK  (0.2%)
     30,000    Oshkosh Truck Corp.                                   1,887,600

               AUTO PARTS  (0.4%)
     33,500    BorgWarner, Inc.                                      2,882,340
     18,000    LKQ Corp. *                                             443,880
                                                                   -----------
                                                                     3,326,220

               BANK  (0.7%)
      9,300    Alabama National BanCorporation                         575,112
     20,500    Bank of Hawaii Corp.                                  1,058,620
     19,900    First Community Bancorp, Inc.                         1,138,479
     26,800    PrivateBancorp, Inc.                                    771,840
     36,500    SVB Financial Group *                                 1,938,515
     42,200    Umpqua Holdings Corp.                                   992,122
      6,227    Valley National Bancorp                                 140,045
                                                                   -----------
                                                                     6,614,733

               BANK - MIDWEST  (0.3%)
      4,353    BOK Financial Corp.                                     232,537
     13,642    Commerce Bancshares, Inc.                               617,983
      7,916    First Financial Bankshares, Inc.                        307,220
     23,950    First Midwest Bancorp, Inc.                             850,464

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

      6,827    Glacier Bancorp, Inc.                               $   138,929
      1,600    Hancock Holding Co.                                      60,080
      6,250    IBERIABANK Corp.                                        309,063
                                                                   -----------
                                                                     2,516,276

               BEVERAGE - ALCOHOLIC  (0.3%)
     71,025    Central European Distribution Corp. *                 2,458,886

               BEVERAGE - SOFT DRINK  (0.8%)
    170,000    Hansen Natural Corp. *                                7,306,600

               BIOTECHNOLOGY  (0.5%)
     34,800    Techne Corp. *                                        1,990,908
     34,300    United Therapeutics Corp. *                           2,186,968
                                                                   -----------
                                                                     4,177,876

               BUILDING MATERIALS  (1.9%)
     35,800    Drew Industries, Inc. *                               1,186,412
     36,800    Genlyte Group, Inc. (The) *                           2,890,272
     40,400    Granite Construction, Inc.                            2,592,872
     40,000    Infrasource Services, Inc. *                          1,484,000
     16,200    Jacobs Engineering Group, Inc. *                        931,662
     53,700    NCI Building Systems, Inc. *                          2,649,021
     52,900    Simpson Manufacturing Company, Inc.                   1,784,846
     49,800    Washington Group International, Inc. *                3,984,498
                                                                   -----------
                                                                    17,503,583

               CANADIAN ENERGY  (0.2%)
     17,500    Suncor Energy, Inc.                                   1,573,600

               CEMENT & AGGREGATES  (0.3%)
     17,300    Eagle Materials, Inc.                                   848,565
     34,300    Florida Rock Industries, Inc.                         2,315,250
                                                                   -----------
                                                                     3,163,815

               CHEMICAL - DIVERSIFIED  (0.6%)
    108,000    Albemarle Corp.                                       4,161,240
     11,000    FMC Corp.                                               983,290
                                                                   -----------
                                                                     5,144,530

               CHEMICAL - SPECIALTY  (1.4%)
     50,700    Airgas, Inc.                                          2,428,530
     51,350    Ceradyne, Inc. *                                      3,797,846
     12,400    Ecolab, Inc.                                            529,480
    101,000    H.B. Fuller Co.                                       3,018,890
      8,000    Praxair, Inc.                                           575,920
     58,000    Sigma-Aldrich Corp.                                   2,474,860
     10,000    Valspar Corp.                                           284,100
                                                                   -----------
                                                                    13,109,626

               COAL  (0.3%)
     53,900    Joy Global, Inc.                                      3,143,987

               COMPUTER & PERIPHERALS  (0.6%)
     51,000    Logitech International S.A. *                         1,345,890
     52,600    MICROS Systems, Inc. *                                2,861,440
     18,000    Riverbed Technology, Inc. *                             788,760
                                                                   -----------
                                                                     4,996,090

               COMPUTER SOFTWARE & SERVICES (2.9%)
     51,400    Ansoft Corp. *                                        1,515,786

--------------------------------------------------------------------------------
2

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

    115,800    ANSYS, Inc. *                                       $ 3,068,700
    103,600    Blackbaud, Inc.                                       2,287,488
     27,600    Cognizant Technology Solutions Corp. Class A *        2,072,484
     33,700    DST Systems, Inc. *                                   2,669,377
     50,700    Equinix, Inc. *                                       4,637,529
     64,000    Parametric Technology Corp. *                         1,383,040
     46,000    Quality Systems, Inc.                                 1,746,620
     62,700    Transaction Systems Architects,Inc. *                 2,110,482
    124,000    Trident Microsystems, Inc. *                          2,275,400
     58,000    VeriFone Holdings, Inc. *                             2,044,500
                                                                   -----------
                                                                    25,811,406

               DIVERSIFIED COMPANIES  (2.4%)
     72,000    Acuity Brands, Inc.                                   4,340,160
     59,700    AMETEK, Inc.                                          2,368,896
     20,000    Barnes Group, Inc.                                      633,600
     38,000    Brink's Co. (The)                                     2,351,820
     12,000    Chemed Corp.                                            795,480
     67,000    Comtech Group, Inc. *                                 1,106,170
     22,900    EnPro Industries, Inc. *                                979,891
     56,800    ESCO Technologies, Inc. *                             2,059,568
     27,300    Matthews International Corp. Class A                 1 ,190,553
     23,000    Service Corporation International                       293,940
     64,700    Taubman Centers, Inc.                                 3,209,767
     32,600    Valmont Industries, Inc.                              2,371,976
                                                                   -----------
                                                                    21,701,821

               DRUG  (1.5%)
     37,500    Advanced Magnetics, Inc. *                            2,181,000
     57,000    Alexion Pharmaceuticals, Inc. *                       2,568,420
     10,000    Celgene Corp. *                                         573,300
     31,200    Covance, Inc. *                                       2,139,072
     68,887    Immucor, Inc. *                                       1,926,769
     70,000    LifeCell Corp. *                                      2,137,800
     55,000    Pharmaceutical Product Development, Inc.              2,104,850
      5,100    USANA Health Sciences, Inc. *                           228,174
                                                                   -----------
                                                                    13,859,385

               E-COMMERCE  (0.9%)
     48,000    Akamai Technologies, Inc. *                           2,334,720
     36,000    Ctrip.com International, Ltd. ADR                     2,830,680
     60,000    Salesforce.com, Inc. *                                2,571,600
                                                                   -----------
                                                                     7,737,000

               EDUCATIONAL SERVICES  (0.8%)
     38,000    Blackboard, Inc. *                                    1,600,560
     31,000    ITT Educational Services, Inc. *                      3,638,780
     28,000    Laureate Education, Inc. *                            1,726,480
                                                                   -----------
                                                                     6,965,820

               ELECTRICAL EQUIPMENT  (2.8%)
     66,000    Baldor Electric Co.                                   3,252,480
     64,000    Belden CDT, Inc.                                      3,542,400
     29,000    FLIR Systems, Inc. *                                  1,341,250
     71,700    General Cable Corp. *                                 5,431,275
     10,400    Harman International Industries,Inc.                  1,214,720
     11,600    Rofin-Sinar Technologies, Inc. *                        800,400
     47,000    Thomas & Betts Corp. *                                2,726,000
     86,600    Trimble Navigation Ltd. *                             2,788,520

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     63,600    WESCO International, Inc. *                         $ 3,844,620
                                                                   -----------
                                                                    24,941,665

               ELECTRICAL UTILITY - WEST  (0.2%)
     69,000    MDU Resources Group, Inc.                             1,934,760

               ELECTRONICS  (0.7%)
     78,000    Amphenol Corp. Class A                               2,780,700
     12,000    Daktronics, Inc.                                       257,760
     77,700    Diodes, Inc. *                                       3,245,529
                                                                  -----------
                                                                    6,283,989

               ENTERTAINMENT  (0.4%)
     29,100    Central European Media Enterprises Ltd. Class A *    2,839,578
     26,800    RC2 Corp. *                                          1,072,268
                                                                  -----------
                                                                    3,911,846

               ENTERTAINMENT TECHNOLOGY  (0.6%)
     60,000    Dolby Laboratories, Inc. Class A *                   2,124,600
     57,000    Macrovision Corp. *                                  1,713,420
     58,600    Scientific Games Corp. Class A *                     2,048,070
                                                                  -----------
                                                                    5,886,090

               ENVIRONMENTAL  (1.0%)
     41,700    Clean Harbors, Inc. *                                2,060,814
     29,000    Fuel Tech, Inc. *                                      993,250
     22,500    Republic Services, Inc.                                689,400
     63,600    Stericycle, Inc. *                                   2,827,656
     96,000    Waste Connections, Inc. *                            2,903,040
                                                                  -----------
                                                                    9,474,160

               FINANCIAL SERVICES - DIVERSIFIED (2.6%)
     23,400    Affiliated Managers Group, Inc. *                    3,012,984
     12,000    ASTA Funding, Inc.                                     461,160
     11,400    BlackRock, Inc. Class A                              1,785,126
     11,000    Cash America International, Inc.                       436,150
      4,000    Commerce Group, Inc. (The)                             138,880
      3,000    Credicorp Ltd.                                         183,510
     24,000    Eaton Vance Corp.                                    1,060,320
     10,000    eFunds Corp. *                                         352,900
     79,000    EZCORP, Inc. Class A *                               1,045,960
      9,135    Fidelity National Information Services, Inc.           495,848
     65,250    Financial Federal Corp.                              1,945,755
     32,800    First Cash Financial Services,Inc. *                   768,832
     44,000    Global Payments, Inc.                                1,744,600
     22,000    Greenhill & Co., Inc.                                1,511,620
     39,000    Jackson Hewitt Tax Service, Inc.                     1,096,290
     10,000    LandAmerica Financial Group, Inc.                      964,900
      6,000    Lazard Ltd. Class A                                    270,180
     48,000    Nuveen Investments, Inc. Class A                     2,983,200
      4,000    Piper Jaffray Companies, Inc. *                        222,920
     56,300    ProAssurance Corp. *                                 3,134,221
                                                                  -----------
                                                                   23,615,356

               FOOD PROCESSING  (1.2%)
     11,850    Dean Foods Co.                                         377,659

--------------------------------------------------------------------------------
4

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     83,200    Flowers Foods, Inc.                                 $ 2,775,552
     41,500    Herbalife Ltd.                                        1,645,475
     43,000    McCormick & Company, Inc.                             1,641,740
     49,400    Ralcorp Holdings, Inc. *                              2,640,430
     12,000    Sadia S.A. ADR                                          560,400
     44,000    United Natural Foods, Inc. *                          1,169,520
                                                                   -----------
                                                                    10,810,776

               FURNITURE/HOME FURNISHINGS  (0.1%)
     27,000    Steelcase, Inc. Class A                                 499,500

               HEALTH CARE INFORMATION SYSTEMS (0.7%)
    144,000    Allscripts Healthcare Solutions, Inc. *               3,669,120
     43,000    Cerner Corp. *                                        2,385,210
                                                                   -----------
                                                                     6,054,330

               HOME APPLIANCES  (0.3%)
     51,400    Toro Co. (The)                                        3,026,946

               HOME BUILDING  (0.2%)
      3,000    Desarrolladora Homex S.A. de C.V. ADR *                 181,770
     23,600    Forest City Enterprises, Inc. Class A                 1,450,928
                                                                   -----------
                                                                     1,632,698

               HOTEL/GAMING  (1.7%)
     69,000    Ameristar Casinos, Inc.                               2,397,060
     12,800    Choice Hotels International, Inc.                       505,856
     51,300    Gaylord Entertainment Co.  *                          2,751,732
     35,000    Orient-Express Hotels Ltd. Class A                    1,869,000
     48,000    Penn National Gaming, Inc.  *                         2,884,320
     17,800    Station Casinos, Inc.                                 1,545,040
     51,000    Vail Resorts, Inc.  *                                 3,104,370
                                                                   -----------
                                                                    15,057,378

               HOUSEHOLD PRODUCTS  (0.7%)
     50,400    Church & Dwight Company, Inc.                         2,442,384
     24,000    Energizer Holdings, Inc.  *                           2,390,400
     37,600    Scotts Miracle-Gro Co. (The) Class A                  1,614,544
                                                                   -----------
                                                                     6,447,328

               HUMAN RESOURCES  (0.6%)
      4,000    Heidrick & Struggles International, Inc.  *             204,960
     43,200    Korn/Ferry International  *                           1,134,432
     30,000    Tupperware Brands Corp.                                 862,200
     73,000    Watson Wyatt Worldwide, Inc. Class A                  3,685,040
                                                                   -----------
                                                                     5,886,632

               INDUSTRIAL SERVICES  (3.6%)
     88,100    Aaron Rents, Inc. Class B                             2,572,520
     19,600    C.H. Robinson Worldwide, Inc.                         1,029,392
     31,000    Comfort Systems USA, Inc.                               439,580
     70,950    Corrections Corp. of America  *                       4,477,654
     51,000    EMCOR Group, Inc.  *                                  3,717,900
     14,400    Expeditors International of Washington, Inc.            594,720

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     83,000    FTI Consulting, Inc. *                              $ 3,156,490
    108,900    Geo Group, Inc. (The) *                               3,168,990
      8,000    Huron Consulting Group, Inc. *                          584,080
     55,500    Mobile Mini, Inc. *                                   1,620,600
    118,000    Quanta Services, Inc. *                               3,619,060
     36,000    Ritchie Bros. Auctioneers, Inc.                       2,254,320
     57,800    URS Corp. *                                           2,806,190
     53,000    World Fuel Services Corp.                             2,229,180
                                                                   -----------
                                                                    32,270,676

               INFORMATION SERVICES  (1.5%)
     37,000    Alliance Data Systems Corp. *                         2,859,360
     52,000    Equifax, Inc.                                         2,309,840
     56,050    FactSet Research Systems, Inc.                        3,831,017
    121,000    Gartner, Inc. *                                       2,975,390
     35,700    IHS, Inc. Class A *                                   1,642,200
                                                                   -----------
                                                                    13,617,807

               INSURANCE - LIFE  (0.6%)
     79,350    Delphi Financial Group, Inc. Class A                  3,318,417
      8,000    Nationwide Financial Services, Inc. Class A             505,760
     25,000    Protective Life Corp.                                 1,195,250
     12,000    Reinsurance Group of America, Inc.                      722,880
                                                                   -----------
                                                                     5,742,307

               INSURANCE - PROPERTY & CASUALTY (2.6%)
     63,500    American Financial Group, Inc.                        2,168,525
     33,300    Arch Capital Group Ltd. *                             2,415,582
     48,400    Argonaut Group, Inc.                                  1,510,564
     33,075    Berkley (W.R.) Corp.                                  1,076,261
     17,811    Fidelity National Financial, Inc. Class A               422,121
     64,350    HCC Insurance Holdings, Inc.                          2,149,933
      5,900    Markel Corp. *                                        2,858,904
      7,200    Midland Co. (The)                                       337,968
     27,000    Odyssey Re Holdings Corp.                             1,158,030
     53,100    Philadelphia Consolidated Holding Co. *               2,219,580
     21,000    RenaissanceRe Holdings Ltd.                           1,301,790
     52,600    RLI Corp.                                             2,942,970
     30,600    Selective Insurance Group, Inc.                         822,528
      2,700    State Auto Financial Corp.                               82,755
     16,000    Tower Group, Inc.                                       510,400
     38,100    Zenith National Insurance Corp.                       1,794,129
                                                                   -----------
                                                                    23,772,040

               INTERNET  (1.2%)
     84,000    American Reprographics Co. *                          2,586,360
     29,000    j2 Global Communications, Inc. *                      1,012,100
     70,000    Nutri/System, Inc. *                                  4,888,800
      3,000    Perficient, Inc. *                                       62,100
     86,000    ValueClick, Inc. *                                    2,533,560
                                                                   -----------
                                                                    11,082,920

               MACHINERY  (6.2%)
     94,750    Applied Industrial Technologies, Inc.                 2,795,125
     12,000    Bucyrus International, Inc. Class A                     849,360

--------------------------------------------------------------------------------
6

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     18,800    Cascade Corp.                                       $ 1,474,672
     39,400    Curtiss-Wright Corp.                                  1,836,434
     17,000    Donaldson Co, Inc.                                      604,350
     21,000    Flowserve Corp.                                       1,503,600
     39,000    Foster Wheeler Ltd. *                                 4,172,610
    106,400    Gardner Denver, Inc. *                                4,527,320
     44,850    Graco, Inc.                                           1,806,558
     59,400    IDEX Corp.                                            2,289,276
     46,000    Kaydon Corp.                                          2,397,520
     81,400    Lennox International, Inc.                            2,786,322
     35,200    Lincoln Electric Holdings, Inc.                       2,613,248
     92,000    Manitowoc Company, Inc. (The)                         7,394,960
     59,200    Middleby Corp. (The) *                                3,541,344
     45,900    MSC Industrial Direct Co., Inc. Class A               2,524,500
     44,000    Regal-Beloit Corp.                                    2,047,760
     28,700    Robbins & Myers, Inc.                                 1,524,831
     43,200    Roper Industries, Inc.                                2,466,720
     42,000    Snap-on, Inc.                                         2,121,420
     20,000    Terex Corp. *                                         1,626,000
     39,000    Wabtec Corp.                                          1,424,670
     54,000    Watts Water Technologies, Inc. Class A                2,023,380
                                                                   -----------
                                                                    56,351,980

               MARITIME  (0.9%)
     94,000    American Commercial Lines, Inc. *                     2,448,700
    102,400    Kirby Corp. *                                         3,931,136
     39,000    Zoltek Companies, Inc. *                              1,619,670
                                                                   -----------
                                                                     7,999,506

               MEDICAL SERVICES  (3.3%)
     35,333    Amedisys, Inc. *                                      1,283,648
     16,200    Coventry Health Care, Inc. *                            933,930
     19,050    DaVita, Inc. *                                        1,026,414
     59,100    Healthways, Inc. *                                    2,799,567
    100,400    inVentiv Health, Inc. *                               3,675,644
     23,000    Pediatrix Medical Group, Inc. *                       1,268,450
    100,000    PSS World Medical, Inc. *                             1,822,000
     88,800    Psychiatric Solutions, Inc. *                         3,219,888
     56,200    Sierra Health Services, Inc. *                        2,336,796
     79,600    Sunrise Senior Living, Inc. *                         3,183,204
     77,400    VCA Antech, Inc. *                                    2,917,206
     45,000    WellCare Health Plans, Inc. *                         4,072,950
     14,849    WellPoint, Inc. *                                     1,185,396
                                                                   -----------
                                                                    29,725,093

               MEDICAL SUPPLIES  (6.4%)
     63,300    ArthroCare Corp. *                                    2,779,503
     12,600    Bard (C.R.), Inc.                                     1,041,138
     35,000    Bio-Rad Laboratories, Inc. Class A *                  2,644,950
     52,000    Dade Behring Holdings, Inc.                           2,762,240
     67,000    DENTSPLY International, Inc.                          2,563,420
     84,200    DJO, Inc. *                                           3,474,934
      3,000    Edwards Lifesciences Corp. *                            148,020
     49,200    Haemonetics Corp. *                                   2,588,412
     22,000    Henry Schein, Inc. *                                  1,175,460
     79,600    Hologic, Inc. *                                       4,402,676
     23,400    IDEXX Laboratories, Inc. *                            2,214,342
     83,000    Illumina, Inc. *                                      3,368,970
     31,400    Intuitive Surgical, Inc. *                            4,357,378
     36,300    Inverness Medical Innovations, Inc. *                 1,852,026

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     61,000    Kyphon, Inc. *                                      $ 2,937,150
    106,800    Meridian Bioscience, Inc.                             2,313,288
     45,000    Owens & Minor, Inc.                                   1,572,300
     73,600    Palomar Medical Technologies, Inc. *                  2,554,656
     31,600    PolyMedica Corp.                                      1,290,860
     49,400    ResMed, Inc. *                                        2,038,244
     50,800    Respironics, Inc. *                                   2,163,572
     52,400    Ventana Medical Systems, Inc. *                       4,048,948
      6,000    Vital Images, Inc. *                                    162,960
     71,000    West Pharmaceutical Services, Inc.                    3,347,650
      8,000    Zoll Medical Corp. *                                    178,480
                                                                   -----------
                                                                    57,981,577

               METALS & MINING DIVERSIFIED (0.4%)
     31,000    Allegheny Technologies, Inc.                          3,251,280
     18,000    Brush Engineered Materials, Inc. *                      755,820
                                                                   -----------
                                                                     4,007,100

               METALS FABRICATING  (0.3%)
     14,000    Chicago Bridge & Iron Co. N.V. ADR                      528,360
     46,000    Harsco Corp.                                          2,392,000
                                                                   -----------
                                                                     2,920,360

               NATURAL GAS - DISTRIBUTION  (0.9%)
     37,200    AGL Resources, Inc.                                   1,505,856
     42,000    Northwest Natural Gas Co.                             1,939,980
     39,800    South Jersey Industries, Inc.                         1,408,124
     51,450    Southern Union Co.                                    1,676,755
     54,700    UGI Corp.                                             1,492,216
                                                                   -----------
                                                                     8,022,931

               NATURAL GAS - DIVERSIFIED  (0.9%)
     46,000    Energen Corp.                                         2,527,240
     21,800    Penn Virginia Corp.                                     876,360
     40,000    Universal Compression Holdings, Inc. *                2,898,800
     27,776    XTO Energy, Inc.                                      1,669,338
                                                                   -----------
                                                                     7,971,738

               OFFICE EQUIPMENT & SUPPLIES (0.3%)
    129,000    Cenveo, Inc. *                                        2,991,510

               OILFIELD SERVICES/EQUIPMENT (0.7%)
      4,000    Arena Resources, Inc. *                                 232,440
     39,400    FMC Technologies, Inc. *                              3,121,268
     47,000    Oceaneering International, Inc. *                     2,474,080
     17,000    Superior Energy Services, Inc. *                        678,640
                                                                   -----------
                                                                     6,506,428

               PACKAGING & CONTAINER  (1.9%)
     57,200    AptarGroup, Inc.                                      2,034,032
     86,000    CLARCOR, Inc.                                         3,218,980
     51,600    Greif, Inc. Class A                                   3,075,876
     73,300    Jarden Corp. *                                        3,152,633
     56,200    Silgan Holdings, Inc.                                 3,106,736

--------------------------------------------------------------------------------
8

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     53,000    Sonoco Products Co.                                 $ 2,268,930
                                                                   -----------
                                                                    16,857,187

               PAPER & FOREST PRODUCTS  (0.2%)
     13,000    Neenah Paper, Inc.                                      536,380
     56,000    Votorantim Celulose e Papel S.A. ADR                  1,275,120
                                                                   -----------
                                                                     1,811,500

               PETROLEUM - INTEGRATED  (0.9%)
     69,400    Denbury Resources, Inc. *                             2,602,500
     92,800    Frontier Oil Corp.                                    4,061,856
     20,000    Holly Corp.                                           1,483,800
                                                                   -----------
                                                                     8,148,156

               PETROLEUM - PRODUCING  (0.4%)
      7,500    Atlas America, Inc.                                     402,975
     80,700    Range Resources Corp.                                 3,018,987
                                                                   -----------
                                                                     3,421,962

               PHARMACY SERVICES (0.6%)
     90,400    HealthExtras, Inc. *                                  2,674,032
     53,800    Longs Drug Stores Corp.                               2,825,576
                                                                   -----------
                                                                     5,499,608

               POWER (0.2%)
     59,000    Covanta Holding Corp. *                               1,454,350

               PRECISION INSTRUMENT  (0.9%)
     34,000    Mettler Toledo International, Inc. *                  3,247,340
     41,000    Movado Group, Inc.                                    1,383,340
     24,600    Thermo Fisher Scientific, Inc. *                      1,272,312
     42,000    Varian, Inc. *                                        2,302,860
                                                                   -----------
                                                                     8,205,852

               PUBLISHING  (0.3%)
     44,000    Consolidated Graphics, Inc. *                         3,048,320

               R.E.I.T.  (0.6%)
     15,000    CBL & Associates Properties, Inc.                       540,750
     73,700    LaSalle Hotel Properties                              3,200,054
     12,500    ProLogis                                                711,250
     12,000    PS Business Parks, Inc.                                 760,440
                                                                   -----------
                                                                     5,212,494

               RAILROAD  (1.2%)
     46,000    Florida East Coast Industries, Inc.                   3,817,080
    107,700    Genesee & Wyoming, Inc. Class A *                     3,213,768
     98,000    Kansas City Southern *                                3,678,920
                                                                   -----------
                                                                    10,709,768

               RECREATION  (0.8%)
     52,000    Life Time Fitness, Inc. *                             2,767,960
     57,000    Marvel Entertainment, Inc. *                          1,452,360
     56,850    Pool Corp.                                            2,218,856

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     48,000    Smith & Wesson Holding Corp. *                      $   804,000
                                                                   -----------
                                                                     7,243,176

               RESTAURANT  (0.7%)
     45,000    CKE Restaurants, Inc.                                   903,150
     21,000    Jack in the Box, Inc. *                               1,489,740
     41,000    Papa John's International, Inc. *                     1,179,160
     33,100    RARE Hospitality International, Inc. *                  886,087
     64,687    Sonic Corp. *                                         1,430,876
                                                                   -----------
                                                                     5,889,013

               RETAIL - AUTOMOTIVE  (0.4%)
     78,000    CarMax, Inc. *                                        1,989,000
     45,400    O'Reilly Automotive, Inc. *                           1,659,370
                                                                   -----------
                                                                     3,648,370

               RETAIL - SPECIAL LINES  (3.9%)
     44,000    Aeropostale, Inc. *                                   1,833,920
     25,500    Buckle, Inc. (The)                                    1,004,700
     65,200    Cato Corp. (The) Class A                              1,430,488
     41,000    Charlotte Russe Holding, Inc. *                       1,101,670
     36,000    Coach, Inc. *                                         1,706,040
     85,000    Coldwater Creek, Inc. *                               1,974,550
     55,400    Dick's Sporting Goods, Inc. *                         3,222,618
    140,000    Dress Barn, Inc. (The) *                              2,872,800
     53,000    DSW, Inc. Class A *                                   1,845,460
    150,000    GameStop Corp. Class A *                              5,865,000
     37,000    Gymboree Corp. (The) *                                1,458,170
     80,962    Hibbett Sports, Inc. *                                2,216,740
      6,000    J. Crew Group, Inc. *                                   324,540
     80,700    Men's Wearhouse, Inc. (The)                           4,121,349
     50,600    Pantry, Inc. (The) *                                  2,332,660
     39,600    Urban Outfitters, Inc. *                                951,588
     25,000    Zumiez, Inc. *                                          944,500
                                                                   -----------
                                                                    35,206,793

               RETAIL BUILDING SUPPLY  (0.3%)
      9,400    Fastenal Co.                                            393,484
     10,200    Tractor Supply Co. *                                    530,910
     41,200    Watsco, Inc.                                          2,241,280
                                                                   -----------
                                                                     3,165,674

               RETAIL STORE  (0.1%)
     20,000    Big Lots, Inc. *                                        588,400

               SECURITIES BROKERAGE  (0.7%)
      5,000    Bear Stearns Companies, Inc. (The)                      700,000
     72,400    Investment Technology Group, Inc. *                   3,137,092
     30,000    Jefferies Group, Inc.                                   809,400
     50,000    Knight Capital Group, Inc. Class A *                    830,000
     33,000    Raymond James Financial, Inc.                         1,019,700
                                                                   -----------
                                                                     6,496,192

               SEMICONDUCTOR  (0.3%)
     73,000    FormFactor, Inc. *                                    2,795,900

--------------------------------------------------------------------------------
10

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

               SHOE  (2.3%)
     28,500    Brown Shoe Company, Inc.                            $   693,120
     78,000    Crocs, Inc. *                                         3,356,340
     46,700    Deckers Outdoor Corp. *                               4,712,030
     46,300    Genesco, Inc. *                                       2,421,953
     89,000    Iconix Brand Group, Inc. *                            1,977,580
     82,000    Skechers U.S.A., Inc. Class A *                       2,394,400
     74,500    Steven Madden Ltd.                                    2,440,620
     94,750    Wolverine World Wide, Inc.                            2,625,522
                                                                   -----------
                                                                    20,621,565

               STEEL - GENERAL  (0.1%)
     10,000    Ampco-Pittsburgh Corp.                                  400,900
      4,000    Carpenter Technology Corp.                              521,240
                                                                   -----------
                                                                       922,140

               TELECOMMUNICATION SERVICES  (1.4%)
     85,000    Alaska Communications Systems Group, Inc.             1,346,400
     60,417    American Tower Corp. Class A *                        2,537,514
     55,008    Crown Castle International Corp. *                    1,995,140
     18,300    Golden Telecom, Inc.                                  1,006,683
     38,800    NII Holdings, Inc. Class B *                          3,132,712
    133,000    Time Warner Telecom, Inc. Class A *                   2,673,300
                                                                   -----------
                                                                    12,691,749

               TELECOMMUNICATIONS EQUIPMENT (1.6%)
     64,100    Anixter International, Inc. *                         4,820,961
     36,000    Ciena Corp. *                                         1,300,680
     83,000    CommScope, Inc. *                                     4,843,050
     79,200    Nice Systems Ltd. ADR *                               2,751,408
     14,000    Polycom, Inc. *                                         470,400
     13,800    Superior Essex, Inc. *                                  515,430
                                                                   -----------
                                                                    14,701,929

               THRIFT  (0.8%)
     54,400    First Republic Bank                                   2,919,104
     41,600    FirstFed Financial Corp. *                            2,359,968
     47,448    Hudson City Bancorp, Inc.                               579,815
     34,300    PFF Bancorp, Inc.                                       957,999
      9,900    WSFS Financial Corp.                                    647,757
                                                                   -----------
                                                                     7,464,643

               TIRE & RUBBER  (0.3%)
     53,600    Carlisle Companies, Inc.                              2,492,936

               TOILETRIES & COSMETICS  (0.3%)
     36,500    Chattem, Inc. *                                       2,313,370

               TRUCKING  (1.5%)
     27,000    AMERCO *                                              2,038,500
     40,200    Dollar Thrifty Automotive Group  *                    1,641,768
     37,700    Forward Air Corp.                                     1,285,193
     87,400    HUB Group, Inc. Class A *                             3,072,984
     42,000    Hunt (J.B.) Transport Services, Inc.                  1,231,440
     64,475    Knight Transportation, Inc.                           1,249,526
     29,400    Landstar System, Inc.                                 1,418,550

--------------------------------------------------------------------------------

                                    Value Line Emerging Opportunities Fund, Inc.

                                                                   JUNE 30, 2007
--------------------------------------------------------------------------------
    SHARES                                                            VALUE
--------------------------------------------------------------------------------

     55,550    Old Dominion Freight Line, Inc.  *                  $ 1,674,832
                                                                   -----------
                                                                    13,612,793

               WATER UTILITY  (0.4%)
      9,300    American States Water Co.                               330,801
     31,000    Aqua America, Inc.                                      697,190
     63,000    Cia de Saneamento Basico do Estado de Sao Paulo ADR   2,777,040
                                                                   -----------
                                                                     3,805,031

               WIRELESS NETWORKING  (1.1%)
     48,700    Itron, Inc. *                                         3,795,678
     32,000    Leap Wireless International, Inc. *                   2,704,000
    110,000    SBA Communications Corp. Class A *                    3,694,901
                                                                   -----------
                                                                    10,194,579

                TOTAL COMMON STOCKS AND TOTAL INVESTMENT SECURITIES
                  (91.7%)
                  (COST $561,326,340)                              829,606,446
                                                                   -----------

   PRINCIPAL
    AMOUNT                                                            VALUE
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS (1) (8.1%)

$37,000,000     With Morgan Stanley, 4.00%, dated 6/29/07, due
                  7/2/07, delivery value
                  $37,012,333
                  (collateralized by
                  $31,210,000 U.S. Treasury
                  Notes 6.875%, due
                  8/15/25, with a value of
                  $38,007,308)                                      37,000,000

   36,600,000   With State Street Bank & Trust, 3.70%, dated
                  6/29/07, due 7/2/07,
                  delivery value
                  $36,611,285
                  (collateralized by
                  $38,795,000 U.S. Treasury
                  Notes 4.25% due 8/15/15,
                  with a value of
                  $37,429,204)                                      36,600,000
                                                                   -----------

                TOTAL REPURCHASE
                  AGREEMENTS
                  (COST $73,600,000)                                73,600,000
                                                                   -----------
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES  (0.2%)               1,990,424
                                                                   -----------
NET ASSETS  (100%)                                              $  905,196,870
                                                                --------------
NET ASSET VALUE OFFERING AND REDEMPTION
  PRICE, PER OUTSTANDING SHARE
  ($905,196,870 / 25,910,122 SHARES
  OUTSTANDING)                                                  $        34.94
                                                                --------------

*       Non-income producing.
(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.
ADR     American Depositary Receipt

--------------------------------------------------------------------------------
12

                                    Value Line Emerging Opportunities Fund, Inc.

SCHEDULE OF INVESTMENTS (UNAUDITED)
--------------------------------------------------------------------------------

The Fund's unrealized appreciation/(depreciation) as of June 30, 2007 was as follows:

                                                                TOTAL NET
                                                               UNREALIZED
   TOTAL COST       APPRECIATION         DEPRECIATION         APPRECIATION
--------------------------------------------------------------------------------
$  634,926,340     $  273,771,031       $  (5,490,925)        $ 268,280,106


ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.   EXHIBITS:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:      /s/ Jean B. Buttner
         --------------------------------
         Jean B. Buttner, President

Date:    August 28, 2007
         ------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ Jean B. Buttner
         ------------------------------------------------------------
         Jean B. Buttner, President, Principal Executive Officer

By:      /s/ Stephen R. Anastasio
         ------------------------------------------------------------
         Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date:    August 28, 2007
         -----------------------